Average Annual Total Returns - FidelitySmallCapDiscoveryFund-PRO - FidelitySmallCapDiscoveryFund-PRO - Fidelity Small Cap Discovery Fund	Jun. 29, 2023
Fidelity Small Cap Discovery Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(16.46%)
Past 5 years	5.87%
Past 10 years	9.13%
Fidelity Small Cap Discovery Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(18.56%)
Past 5 years	3.22%
Past 10 years	6.83%
Fidelity Small Cap Discovery Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(8.25%)
Past 5 years	4.27%
Past 10 years	7.06%
RS002
Average Annual Return:
Past 1 year	(20.44%)
Past 5 years	4.13%
Past 10 years	9.01%